Cover	Mar. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Registrant Name	Zevra Therapeutics, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36913
Entity Tax Identification Number	20-5894398
Entity Address, Address Line One	101 Federal Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	888
Local Phone Number	958-1253
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZVRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001434647
Former Address
Document Information [Line Items]
Entity Address, Address Line One	1180 Celebration Boulevard
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747